Segment Information - Revenue by Geographic Region (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Total Revenue	$ 83,052	$ 91,834	$ 83,362
Asia
Total Revenue	$ 83,052	$ 91,834	$ 83,362